UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 1, 2007 to January 31, 2007
Commission File Number of issuing entity: 333-126628
National City Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-126628-01
National City Credit Card Master Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-126628-02
National City Bank
(Exact name of depositor and sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
1900 East 9th Street
Cleveland, OH
(Address of principal executive offices of the issuing entity)
44114-3484
(Zip Code)
(216) 222-2000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2005-1, Class A			X

Series 2005-1, Class B			X

Series 2005-1, Class C			X

Series 2006-1, Class A			X

Series 2006-1, Class B			X

Series 2006-1, Class C			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibits 99.1, 99.2 and 99.3
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
On October 11, 2006, Allegiant Asset Management Company (Allegiant), a registered investment adviser and an indirect subsidiary of National City Corporation, was notified that the Pacific Regional Office of the Securities and Exchange Commission was conducting an examination concerning marketing arrangements Allegiant may have with entities that provide administrative services to the Allegiant Funds. The Corporation and Allegiant are cooperating fully with the SEC in that examination. On January 12, 2007, Allegiant submitted a written response to the SEC’s inquiries. Due to the preliminary stage of this investigation, management is not able to predict the outcome of this examination.
On August 23, 2005, the Office of Inspector General issued its final audit concerning late submitted requests to the Department of Housing and Urban Development for FHA insurance made between May 1, 2002 and April 30, 2004 by National City Mortgage Co., a subsidiary of National City Bank. One of the recommendations contained in the final audit was for a determination to be made as to the legal sufficiency of possible remedies under the Program Fraud Civil Remedies Act. In late 2006, the Department of Housing and Urban Development referred the matter to the Department of Justice’s Civil Division to determine if possible civil claims exist under the Program Fraud Civil Remedies Act and the False Claims Act. The Company is cooperating with the Department of Justice in its civil claims investigation. The nature and amount of any liabilities that might arise from this investigation is not determinable at this time.
Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By: By:	NATIONAL CITY BANK, as Depositor and Servicer /s/ Russell A. Cronin, Jr. Name: Russell A. Cronin, Jr. Title: Senior Vice President
Dated: February 28, 2007

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders' Statement
99.2	Series 2005-1 Schedule to Monthly Noteholders' Statement
99.3	Series 2006-1 Schedule to Monthly Noteholders' Statement